Related parties (Tables)	12 Months Ended
Jun. 30, 2026
Disclosure of transactions between related parties [abstract]
Summary of remuneration of directors and other members of key management personnel
The remuneration of directors and other members of key management personnel during the fiscal years ended June 30, 2026 and 2025 were as follows:

	June 30	June 30
	2026	2025
	$	$
Short-term benefits	2,573	3,150
Long-term benefits	72	56
Share-based payment transactions	2,328	2,617
Total compensation	4,973	5,823